Discontinued operations (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Prepayment and other current assets	¥ 0	¥ 610
Inventories, net	0	219
Total current assets	0	829
Non-current assets:
Property, equipment and software, net	0	8
Total non-current assets	0	8
TOTAL ASSETS	0	837
Current liabilities:
Other current liabilities	0	0
TOTAL LIABILITIES	¥ 0	¥ 0